CURRENT LITIGATION	6 Months Ended
Jun. 30, 2015
Notes to Financial Statements
13. CURRENT LITIGATION

Typenex Dispute

On May 18, 2015, Typenex Co-Investment, LLC (“Typenex”) filed a binding arbitration notice against the Company in the State of Utah regarding a certain Warrant to Purchase Shares of Common Stock (the “Warrant”) issued by the Company to Typenex on April 28, 2014 (the “Arbitration”) in connection with a Convertible Promissory Note of the same date (the “Note”).  On April 29, 2015, Typenex sent a Notice of Exercise to the Company for the issuance of 7,541,511 shares of the Company’s common stock along with an opinion letter indicating the shares should be issued without restrictive legend pursuant to Rule 144 under the Securities Act of 1933, as amended.  The Company immediately filed for an emergency injunction in the State of New Jersey, the location of the Company’s transfer agent.  The injunction was granted and Typenex and the Company subsequently agreed no shares would be issued until the resolution of the Arbitration.  The Arbitration hearing is currently scheduled for November 11 and 12, 2015 in the State of Utah.  The Company has filed a response and counterclaim to the Arbitration notice alleging, among other things, that Typenex did not fulfill its obligations under the original Note and failed to disclose material matters regarding Typenex and its principal to the Company and has requested damages and attorneys’ fees be paid by Typenex to the Company.  Further, the Company is challenging the number of shares that may be subject to the Warrant. Although the Company believes it will prevail on the merits, there can be no guaranty that it will do so.